Borrowings - Changes in borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Balances at the beginning of the year	$ 1,333,237	$ 1,465,437
Loans obtained	190,345	87,846
Loans repaid	(314,077)	(200,475)
Interest paid	(96,168)	(83,791)	$ (111,387)
Accrued interest for the year	103,020	90,928
Offsetting of financial assets (Note 17)		(15,224)
Debt expenses capitalization	(2,467)	(110)	(2,011)
Translation differences and inflation adjustment	(55,819)	(11,374)
Balances at the end of the year	$ 1,158,071	$ 1,333,237	$ 1,465,437